Summary of Significant Accounting Policies (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2021
Accounting Policies [Line Items]
Cash and cash equivalents	$ 29,876,000	$ 11,543,000	$ 18,633,000	$ 18,600,000
Cash fdic insured amount	250,000	250,000
Impairment charges	0	0
Unrecognized tax benefits	$ 0	0
Defined contribution plan, maximum annual contributions per employee, percent	4.00%
Defined contribution plan, employer discretionary contribution amount	$ 294,000	220,000
RENEO PHARMACEUTICALS INC [Member]
Accounting Policies [Line Items]
Right-of-use (ROU) assets impairment expense	300,000
Right-of-use and leasehold improvement impairment expenses	400,000
Cash and cash equivalents	27,632,000	19,927,000	$ 35,970,000
Unrecognized tax benefits	11,425,000	$ 7,094,000			$ 2,999,000
Defined contribution plan, employer discretionary contribution amount	$ 200,000